Restricted net assets	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Restricted net assets
22.	Restricted net assets
Pursuant to the laws applicable to the
PRC’s Foreign Investment Enterprises and local enterprises, the Group’s entities in the PRC must make appropriation from after-tax
profit to
non-distributable
reserve funds as determined by the Board of Directors of the Company.PRC laws and regulations permit payments of dividends by the Company’s subsidiaries in the PRC only out of their retained earnings, if any, as determined in accordance with the PRC accounting standards and regulations. In addition, the Company’s subsidiaries incorporated in the PRC are required to annually appropriate
10
% of their net income to the statutory reserve prior to payment of any dividends, unless such reserve has reached
50
% of their respective registered capital.
As a result of these and other restrictions under PRC laws and regulations, the PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. Amounts restricted include paid-in capital, share premium and the statutory reserves of subsidiaries.
As of December 31, 2022 and 2023, the total of restricted net assets was RMB
157,024,000
, or
17
% of the
Group
’s total consolidated net assets, and RMB
157,810,000
, or
17
% of the
Group
’s total consolidated net assets, respectively.